Liability in Respect of Warrants (Details) - Schedule of Financial Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value [Member]
Schedule of Financial Measured at Fair Value on a Recurring Basis [Line Item]
Liability in respect of warrants	$ 1,412
Fair Value, Inputs, Level 1 [Member]
Schedule of Financial Measured at Fair Value on a Recurring Basis [Line Item]
Liability in respect of warrants
Fair Value, Inputs, Level 2 [Member]
Schedule of Financial Measured at Fair Value on a Recurring Basis [Line Item]
Liability in respect of warrants	1,412	[1]
Fair Value, Inputs, Level 3 [Member]
Schedule of Financial Measured at Fair Value on a Recurring Basis [Line Item]
Liability in respect of warrants

[1]	The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs: